Expected credit loss measurement - On-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 583,159	$ 593,770
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	576,815	587,104
Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	107,068	108,370
Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	12,447	16,868
Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	84,245	95,349
Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	23,289	23,602
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	326,786	320,352
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	132,646	126,335
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	38,481	36,474
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	9,703	11,390
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	11,786	9,924
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	112,893	111,722
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,661	1,529
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,844	3,260
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	22,980	22,563
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,877	3,291
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	6,345	6,667
Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	564,765	570,763
Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	558,420	564,096
Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	107,068	108,370
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	12,367	16,666
Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	84,245	95,349
Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	23,289	23,602
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	309,499	298,248
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	124,063	115,679
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	32,932	28,578
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	9,184	10,845
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	9,817	8,029
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	112,796	111,707
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,314	1,216
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,826	2,798
Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	21,953	21,862
Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,341	3,104
Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	6,345	6,667
Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	16,069	20,782
Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	16,069	20,782
Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	80	202
Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	15,538	20,357
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	7,624	9,859
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	5,532	7,858
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	424	457
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,449	1,263
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	325	297
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	8	445
Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	451	223
Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	334	62
Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,326	2,226
Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,326	2,226
Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,749	1,748
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	959	796
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	17	38
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	94	88
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	521	632
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	98	14
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	22	16
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	10	16
Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	576	478
Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	202	125
Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
Gross carrying amount
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1,029)	(1,054)
Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		584,075	594,706
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		577,730	588,039
Gross carrying amount | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		107,068	108,370
Gross carrying amount | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		12,454	16,875
Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		84,246	95,350
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		23,289	23,601
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		327,550	321,124
Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		132,756
Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		38,524
Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		9,819
Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		12,089
Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		112,915
Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		1,696
Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,925
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		23,123	22,718
Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,987
Gross carrying amount | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		6,345
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(181)	(176)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		564,888
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		558,544
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		107,068	108,370
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		12,371	16,669
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		84,246	95,350
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		23,289	23,601
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		309,581	298,316
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		124,077
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		32,937
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		9,199
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		9,834
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		112,799
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		1,322
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,831
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		21,988	21,905
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,370
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		6,345
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(160)	(183)
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		16,206
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		16,206
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		81	203
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		15,661	20,510
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		7,679
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		5,567
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		429
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		1,464
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		339
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		8
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		463	227
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		344
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(688)	(695)
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,981
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[2]	2,981	2,886
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		1	3
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,308	2,297
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		1,000	836
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		21	54
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		192	170
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		791	888
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		116	31
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		35
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		87
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		672	586
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		272
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0
Allowance for expected credit loss
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1,029)	(1,054)
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(915)	(937)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(915)	(937)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(6)	(7)
Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(764)	(772)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(110)	(138)
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(43)	(59)
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(117)	(95)
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(303)	(281)
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(22)	(21)
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(35)	(30)
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(81)	(86)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(143)	(155)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(109)	(113)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(181)	(176)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(124)	(117)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(124)	(117)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)	(4)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(82)	(69)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(15)	(16)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)	(3)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(15)	(9)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(17)	(13)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)	(4)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(8)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)	(5)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(35)	(43)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(29)	(34)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(160)	(183)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(137)	(159)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(137)	(159)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(123)	(155)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(55)	(83)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(34)	(40)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)	(4)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(15)	(12)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(14)	(13)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	(3)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(13)	(4)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(11)	(2)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(688)	(695)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(655)	(660)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[2]	(655)	(660)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1)	(3)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(559)	(549)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(41)	(39)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)	(16)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(98)	(82)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(271)	(256)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(18)	(17)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(13)	(11)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(77)	(78)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(95)	(109)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(70)	(77)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
UBS AG | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	584,329	594,750
UBS AG | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	577,985	588,084
UBS AG | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	107,068	108,370
UBS AG | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	12,379	16,642
UBS AG | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	84,245	95,349
UBS AG | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	23,289	23,603
UBS AG | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	327,992	321,482
UBS AG | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	132,646	126,335
UBS AG | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	38,481	36,474
UBS AG | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	9,703	11,390
UBS AG | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	11,786	9,924
UBS AG | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	112,893	111,722
UBS AG | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,661	1,529
UBS AG | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,844	3,260
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	23,012	22,637
UBS AG | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,877	3,291
UBS AG | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	6,345	6,667
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	565,935	571,743
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	559,590	565,076
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	107,068	108,370
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	12,298	16,440
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	84,245	95,349
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	23,289	23,603
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	310,705	299,378
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	124,063	115,679
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	32,932	28,578
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	9,184	10,845
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	9,817	8,029
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	112,796	111,707
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,314	1,216
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,826	2,798
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	21,985	21,936
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,341	3,104
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	6,345	6,667
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	16,069	20,782
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	16,069	20,782
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	80	202
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	15,538	20,357
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	7,624	9,859
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	5,532	7,858
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	424	457
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,449	1,263
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	325	297
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	8	445
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	451	223
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	334	62
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,326	2,226
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,326	2,226
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,749	1,748
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	959	796
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	17	38
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	94	88
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	521	632
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	98	14
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	22	16
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	10	16
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	576	478
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	202	125
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0
UBS AG | Gross carrying amount
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1,029)	(1,054)
UBS AG | Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		585,245	595,687
UBS AG | Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		578,899	589,020
UBS AG | Gross carrying amount | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		107,068	108,370
UBS AG | Gross carrying amount | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		12,386	16,649
UBS AG | Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		84,246	95,351
UBS AG | Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		23,289	23,603
UBS AG | Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		328,756	322,255
UBS AG | Gross carrying amount | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		132,756
UBS AG | Gross carrying amount | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		38,524
UBS AG | Gross carrying amount | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		9,819
UBS AG | Gross carrying amount | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		12,089
UBS AG | Gross carrying amount | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		112,915
UBS AG | Gross carrying amount | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		1,696
UBS AG | Gross carrying amount | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,925
UBS AG | Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		23,154	22,792
UBS AG | Gross carrying amount | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,987
UBS AG | Gross carrying amount | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		6,345
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(181)	(176)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		566,059
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		559,714
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		107,068	108,370
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		12,303	16,443
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		84,246	95,351
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		23,289	23,603
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		310,787	299,448
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		124,077
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		32,937
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		9,199
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		9,834
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		112,799
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		1,322
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,831
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		22,019	21,979
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,370
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		6,345
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(160)	(183)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		16,206
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		16,206
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		81	203
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		15,661	20,510
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		7,679
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		5,567
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		429
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		1,464
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		339
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		8
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		463	227
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		344
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(688)	(695)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,981
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[2]	2,981	2,886
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		1	3
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,308	2,297
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		1,000	836
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		21	54
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		192	170
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		791	888
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		116	31
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		35
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		87
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		672	586
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		272
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1,029)	(1,054)
UBS AG | Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(915)	(937)
UBS AG | Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(915)	(937)
UBS AG | Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(6)	(7)
UBS AG | Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(2)	(2)
UBS AG | Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(764)	(772)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(110)	(138)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(43)	(59)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(117)	(95)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(303)	(281)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(22)	(21)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(35)	(30)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(81)	(86)
UBS AG | Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(143)	(155)
UBS AG | Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(109)	(113)
UBS AG | Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(181)	(176)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(124)	(117)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(124)	(117)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)	(4)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(2)	(2)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(82)	(69)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(15)	(16)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)	(3)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(15)	(9)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(17)	(13)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)	(4)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(8)	(6)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)	(5)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(35)	(43)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(29)	(34)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(160)	(183)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(137)	(159)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(137)	(159)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1)	(1)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(123)	(155)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(55)	(83)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(34)	(40)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)	(4)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(15)	(12)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(14)	(13)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	(3)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(13)	(4)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(11)	(2)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(688)	(695)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(655)	(660)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[2]	(655)	(660)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1)	(3)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(559)	(549)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(41)	(39)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)	(16)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(98)	(82)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(271)	(256)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(18)	(17)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(13)	(11)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(77)	(78)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(95)	(109)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(70)	(77)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 0	$ 0

[1]	The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.
[2]
Under IFRS 9, adopted on 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and/or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held).